FAIR VALUE MEASUREMENT - Carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FAIR VALUE MEASUREMENT
Impairment charges for property, plant and equipment	$ 11,854	$ 21,866	$ 30,968
Carrying value of long-term borrowings	446,090	619,477
Convertible notes	$ 223,214	$ 0